UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

April 20, 2007 to July 16, 2007

Commission File Number of issuing entity: 333-128718-09

GENWORTH GLOBAL FUNDING TRUST 2007-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 001-32709

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

(Exact name of depositor as specified in its charter)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

(Exact name of sponsor as specified in its charter)

Illinois	54-0283385
(State or other jurisdiction of incorporation organization of the issuing entity)	(I.R.S. Employer Identification No.)

6610 West Broad Street, Richmond, Virginia	23230
(Address of principal executive offices of the issuing entity)	(Zip Code)

(804) 281-6000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Secured Medium Term Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 16, 2007, an interest payment was made to the holders of the notes issued by the Genworth Global Funding Trust 2007-A (the “Trust”). Details of such payments are included in the Indenture Trustee Report of the Trust filed as Exhibit 99.1 hereto. No other reportable distributions have occurred during the current reporting period.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Securities Holders.

None.

Item 6. Significant Obligors of Pool Assets.

The Trust’s asset is a funding agreement issued by Genworth Life and Annuity Insurance Company (“GLAIC”), as obligor. GLAIC is subject to the informational requirements of the Securities Exchange Act of 1934 (the “Exchange Act”) and, in accordance with those requirements, files periodic and current reports and other information (including financial information) with the Securities and Exchange Commission (the “Commission”). You can read and copy any reports or other information GLAIC files at the Commission public reference room at 100 F Street N.E., Washington, D.C. 20549. You can also request copies of GLAIC’s documents upon payment of a duplicating fee, by writing the Commission’s public reference room. You can also obtain information regarding the public reference room by calling the Commission at 1-800-SEC-0330. GLAIC’s filings are available to the public from the commercial document retrieval services or over the internet at http://www.sec.gov.

This Form 10-D incorporates by reference all reports deemed to be filed with the Commission in connection with the Trust and GLAIC pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Exchange Act during the period covered by this report.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits

Exhibit Number	Description

Exhibit 3*	Trust Agreement entered into between U.S. Bank National Association , as trustee, and GSS Holdings II, Inc., as trust beneficial owner, dated April 17, 2007.

Exhibit 4.1*	Indenture entered into between The Bank of New York Trust Company, N.A., as indenture trustee, and U.S. Bank National Association, as trustee, on behalf of the Trust, dated April 20, 2007.

Exhibit 4.2*	Note issued by the Trust dated April 20, 2007.

Exhibit 10.1**	Form of Expense and Indemnity Agreement by and between GLAIC and U.S. Bank National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2***	Form of Expense and Indemnity Agreement by and between GLAIC and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.3***	Form of Expense and Indemnity Agreement by and between GLAIC and SunTrust Bank, as custodian.

Exhibit 10.4*	Funding Agreement issued by GLAIC to the Trust effective as of April 20, 2007.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the July 16, 2007 payment to holders of the notes issued by the Trust.

Exhibit 99.2****	Pricing Supplement of the Trust.

*	Previously filed by Genworth Life and Annuity Insurance Company (“GLAIC”) with the Commission on Form 8-K on April 20, 2007.
**	Previously filed by GLAIC with the Commission on Form 8-K on October 5, 2006.
***	Previously filed by GLAIC with the Commission on Form S-3 (File No. 333-128718).
****	Previously filed by GLAIC with the Commission on April 17, 2007 pursuant to Rule 424 of the Securities Act of 1933.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

Date: July 30, 2007	By:	/s/ Dennis R. Vigneau
Dennis R. Vigneau
Senior Vice President and Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 3*	Trust Agreement entered into between U.S. Bank National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner, dated April 17, 2007.

Exhibit 4.1*	Indenture entered into between The Bank of New York Trust Company, N.A., as indenture trustee, and U.S. Bank National Association, as trustee, on behalf of the Trust, dated April 20, 2007.

Exhibit 4.2*	Note issued by the Trust dated April 20, 2007.

Exhibit 10.1**	Form of Expense and Indemnity Agreement by and between GLAIC and U.S. Bank National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2***	Form of Expense and Indemnity Agreement by and between GLAIC and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.3***	Form of Expense and Indemnity Agreement by and between GLAIC and SunTrust Bank, as custodian.

Exhibit 10.4*	Funding Agreement issued by GLAIC to the Trust effective as of April 20, 2007.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the July 16, 2007 payment to holders of the notes issued by the Trust.

Exhibit 99.2****	Pricing Supplement of the Trust.

*	Previously filed by Genworth Life and Annuity Insurance Company (“GLAIC”) with the Commission on Form 8-K on April 20, 2007.
**	Previously filed by GLAIC with the Commission on Form 8-K on October 5, 2006.
***	Previously filed by GLAIC with the Commission on Form S-3 (File No. 333-128718).

**** Previously filed by GLAIC with the Commission on April 17, 2007 pursuant to Rule 424 of the Securities Act of 1933.